Available-for-Sale Securities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Purchases	$ 10,097
Sales	1,000
Realized Loss	59
Fair Value	8,528	[1]	0
Equity securities
Schedule of Available-for-sale Securities [Line Items]
Unrealized Losses	510	[2]
Fair Value	8,528
Cost	$ 9,038

[1]	Amounts have been recast to reflect the inclusion of First Allied in the Company’s consolidated financial statements.
[2]	Excludes the deferred income tax benefit.